Note 2 - New Accounting Pronouncements	12 Months Ended
Dec. 31, 2013
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]

NOTE 2 - NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, amending ASC Topic 210 requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. In January 2013, the FASB issued ASU 2013-01 to amend and clarify that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASC Topic 815, derivatives and hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset in accordance with ASC 210-20-45 or ASC 815-10-45 or subject to an enforceable master netting arrangement. The amendments are effective for annual and interim periods beginning on or after January 1, 2013, and the adoption did not impact the Corporation’s financial statements.

In July 2013, the FASB issued ASU 2013-11, Income Taxes, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. The FASB issued ASU 2013-11 to eliminate the diversity in the presentation of unrecognized tax benefits in those instances. The amendments in this update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The Corporation has determined the provisions for ASU 2013-11 will not have a material impact on future financial statements.

In January 2014, the FASB issued ASU 2014-04, Receivables-Troubled Debt Restructurings by Creditors. The FASB issued ASU 2014-04 to clarify when an in substance repossession or foreclosure occurs, that is, when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the receivable should be derecognized and the real estate property recognized. The amendments in this update apply to all creditors who obtain physical possession of residential real estate property collateralizing a consumer mortgage loan in satisfaction of a receivable. The amendments in this Update are effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2014, and the Corporation has not yet determined the financial statement impact.